Liquidity	12 Months Ended
Dec. 31, 2023
Liquidity
Liquidity

(E.3) Liquidity

y Accounting for Non-Derivative Financial Instruments

Classification and Measurement of Non-Derivative Financial Debt Investments

Our non-derivative financial debt investments comprise cash at banks and cash equivalents (highly liquid investments with original maturities of three months or less, such as time deposits and money-market funds), loans and other financial receivables, and acquired debt securities.

We generally classify financial assets as: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), or at fair value through profit or loss (FVTPL), depending on the contractual cash flows of, and our business model for, holding the respective asset. Financial assets having cash flow characteristics other than solely principal and interest such as money market and similar funds are classified as FVTPL. Generally, other financial assets with cash flows consisting solely of principal and interest are held within a business model whose objective is "hold to collect" and are thus classified as AC. Occasionally, such other financial assets are held within a business model whose objective is "hold to collect and sell" in which case they are classified as FVOCI.

Gains/losses on non-derivative financial debt investments at FVTPL are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses from fair value fluctuations and disposals. Gains/losses on non-derivative financial debt investments at AC are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses on disposals and changes in expected and incurred credit losses. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net. Regular way purchases and sales are recorded as at the trade date.

Impairment of Non-Derivative Financial Debt Investments

For these financial assets, we apply considerable judgment by employing the general impairment approach as follows:

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For cash at banks, time deposits, and debt securities such as acquired bonds and acquired commercial papers, we apply the low credit risk exception, as it is our policy to invest only in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model, and we record a loss allowance at an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. Even though we invest only in assets of at least investment-grade, we also closely observe the development of credit default swap spreads as a measure of market participants’ assessments of the creditworthiness of a debtor to evaluate probable significant increases in credit risk to timely react to changes should these manifest. Among others, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties or if there is a drastic increase in a counterparty’s credit default swap spread for a prolonged time period while the overall market environment remains generally stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.
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Loans and other financial receivables are monitored based on borrower-specific internal and external information to determine whether there has been a significant increase in credit risk since initial recognition. We consider such assets to be in default if they are significantly beyond their due date or if the borrower is unlikely to pay its obligation. A write-off occurs when the likelihood of recovery is considered remote, for example when bankruptcy proceedings have been finalized or when all enforcement efforts have been exhausted.

Non-Derivative Financial Liabilities

Non-derivative financial liabilities include bank loans, issued bonds, private placements, and other financial liabilities. Other financial liabilities also include customer funding liabilities which are funds we draw from and make payments on behalf of our customers for customers’ employee expense reimbursements, related credit card payments, and vendor payments. We present these funds in cash and cash equivalents and record our obligation to make these expense reimbursements and payments on behalf of our customers as customer funding liabilities.

As we do not designate financial liabilities as FVTPL, we generally classify non-derivative financial liabilities as AC.

Expenses and gains or losses on financial liabilities at AC mainly consist of interest expense which is shown in Financial income, net. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Group Liquidity, Financial Debt, and Net Debt

Group liquidity consists of cash at banks, money market and other funds, as well as time deposits and debt securities (both with remaining maturities of less than one year). Financial debt is defined as the nominal volume of bank loans, issued commercial papers, private placements, and bonds. Net debt is group liquidity less financial debt.

Group Liquidity and Net Debt

€ millions	2023	2022	∆
/ Cash and cash equivalents	8,124	9,008	-883
Current time deposits and debt securities	3,151	686	2,464
Group liquidity	11,275	9,694	1,581
Current financial debt	-1,143	-3,986	2,843
Non-current financial debt	-6,612	-7,778	1,166
Financial debt	-7,755	-11,764	4,009
Net debt (–)	3,521	-2,070	5,590

While we continuously monitor the ratios presented in the capital structure table, we actively manage our liquidity and structure of our financial indebtedness based on the ratios group liquidity and net debt.

Cash and Cash Equivalents

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	3,369	0	3,369	3,176	0	3,176
Time deposits	2,130	0	2,130	2,932	0	2,932
Money market and other funds	2,478	0	2,478	2,855	0	2,855
Debt securities	150	0	150	47	0	47
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	8,124	0	8,124	9,008	0	9,008

Non-Derivative Financial Debt Investments

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	3,028	0	3,028	657	0	657
Debt securities	129	0	129	32	0	32
Financial instruments related to employee benefit plans	0	244	244	0	203	203
Loans and other financial receivables	108	192	300	104	129	233
Expected credit loss allowance	-7	0	-7	-3	0	-3
Non-derivative financial debt investments	3,259	436	3,695	790	332	1,122
/ Other financial assets	3,344	5,543	8,887	853	5,626	6,479
Non-derivative financial debt investments as % of / Other financial assets	97	8	42	93	6	17

Time deposits with original maturity of three months or less are presented as cash and cash equivalents, and those with original maturities of greater than three months (investments considered in group liquidity) are presented as other financial assets. Debt securities consist of acquired commercial papers and acquired bonds of mainly financial and non-financial corporations and municipalities.

The increase in time deposits presented as cash equivalents and current investments and the increase in money market funds in 2023 are due to the proceeds from the Qualtrics divestiture.

For more information about financial risk and the nature of risk, see Note (F.1).

Financial Debt

€ millions	2023					2022
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	850	6,521	849	5,932	6,780	1,600	7,381	1,600	6,556	8,155
Private placement transactions	292	90	294	95	388	0	397	0	405	405
Commercial paper	0	0	0	0	0	930	0	928	0	928
Bank loans	0	0	0	0	0	1,456	0	1,456	0	1,456
Financial debt	1,143	6,612	1,143	6,026	7,169	3,986	7,778	3,983	6,960	10,943
/ Financial liabilities[1]			1,735	7,941	9,676			4,808	9,547	14,354
Financial debt as % of / Financial liabilities			66	76	74			83	73	76

1 In 2023, SAP changed the presentation of trade-debtors with a credit balance from Financial liabilities to Trade and other payables. Trade-debtors with credit balances for 2023 are €186 million (2022: €286 million). The presentation for 2022 remains unchanged.

Financial liabilities are unsecured, except for the retention of title and similar rights customary in our industry. Effective interest rates on our financial debt (including the effects from interest rate swaps) were 3.49% in 2023, 1.23% in 2022, and 0.83% in 2021.

For more information about the risk associated with our financial liabilities, see Note (F.1). For more information about fair values, see Note (F.2).

Bonds

	2023							2022
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	0	1,000
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	914	869
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	599	598
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	499	499
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	428	401
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	849	848
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	891	843
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,045	976
Eurobond 22 – 2020	2023	99.794%	0.000% (fix)	0.07%		€600	0	600
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	598	597
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	686	643
Eurobonds							6,509	7,874
USD bond - 2018	2025	100.000%	4.69% (fix)	4.74%	US$	300	271	281
Bonds							6,780	8,155

All of our Eurobonds are listed for trading on the Luxembourg Stock Exchange.

Private Placements

	2023						2022
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	294	306
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	95	99
Private placements						388	405

The U.S. private placement notes were issued by one of our subsidiaries that has the U.S. dollar as its functional currency.

Commercial Paper Program

The net proceeds from our commercial paper (Commercial Paper, or CP) program are being used for general corporate purposes, including dividends and share repurchases. On December 31, 2023, we had no commercial papers outstanding. (December 31, 2022: €928 million carrying amount generally with a maturity of less than six months). The weighted average interest rate of the CP outstanding as of December 31, 2022, was 1.96%.

Loans

In March 2021, SAP drew two short-term bank loans of €950 million and €500 million with original tenors of one year that could be flexibly repaid until September 30, 2023. We repaid both loans in August 2023.

Reconciliation of Liabilities Arising from Financing Activities

The changes in our financial debts are reconciled to the cash flows from borrowings included in the cash flow from financing activities.

€ millions	1/1/2023	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2023
			Combinations	Currency	Changes
Current financial debt	3,986	-3,986	0	0	0	1,142	1,143
Non-current financial debt	7,778	0	0	-24	0	-1,142	6,612
Financial debt (nominal volume)	11,764	-3,986	0	-24	0	0	7,755
Basis adjustment	-773	0	0	2	221	0	-550
Transaction costs	-47	0	0	0	0	12	-35
Financial debt (carrying amount)	10,943	-3,986	0	-22	221	12	7,169
Accrued interest and payment to banks	203	-83	0	0	0	-27	94
Interest rate swaps	753	0	0	-1	-215	0	537
Lease[1]	2,140	-332	0	55	0	-241	1,621
Total liabilities from financing activities	14,039	-4,400	0	32	7	-256	9,421

[1] Other includes new lease liabilities.

€ millions	1/1/2022	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2022
			Combinations	Currency	Changes
Current financial debt	3,755	-1,406	0	36	0	1,600	3,986
Non-current financial debt	9,338	0	0	40	0	-1,600	7,778
Financial debt (nominal volume)	13,094	-1,406	0	76	0	0	11,764
Basis adjustment	-34	0	0	2	-741	0	-773
Transaction costs	-55	0	0	0	0	8	-47
Financial debt (carrying amount)	13,005	-1,406	0	77	-741	8	10,943
Accrued interest	60	119	0	0	0	24	203
Interest rate swaps	42	0	0	-1	711	0	753
Lease[1]	2,143	-424	0	55	0	366	2,140
Total liabilities from financing activities	15,250	-1,711	0	131	-29	398	14,039

[1] Other includes new lease liabilities.